Interest in other entities	12 Months Ended
Jun. 30, 2023
Interest in other entities
Interest in other entities

12.Interest in other entities

a)Subsidiaries

			Ownership
		Place of	interest
Name	Type	incorporation	2023	2022
Neptune Merger Sub, Inc.	Subsidiary	United States	100%	0%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	0%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%

Vast has six wholly owned subsidiaries, incorporated in Australia and the United States as at June 30, 2023 (four as at June 30, 2022). It has share capital consisting solely of ordinary shares that are held directly by Vast and the proportion of ownership interests held equals the voting rights held by Vast.

NWQHPP Pty Ltd, Vast Solar 1 Pty Ltd and Vast Solar Consulting Pty Ltd are non-operational, with no activities performed during the years ended June 30, 2023 and 2022. Solar Methanol 1 Pty Ltd was incorporated during the year ended June 30, 2023 and is non-operational with no activities performed during the year.

During the year ended June 30, 2023 Vast formed Solar Methanol 1 Pty Ltd, wholly owned subsidiary incorporated in Australia, and Neptune Merger Sub, Inc., a Delaware corporation. Under the steps of the BCA, it is intended that Neptune Merger Sub, Inc. merges with and into the SPAC, with the SPAC surviving the merger as a wholly owned subsidiary of Vast.

b)Joint arrangements

i.Joint operation

Vast is a participant (50%) in the North-west Queensland Hybrid Power Project (NWQHPP) and entered into a Joint Development Agreement with a large Australian state-owned electricity generator (joint operator) for an independent pre-feasibility analysis for the development of the Project. As of February 2021, both participants had agreed to the joint Feasibility Study to assess the development of the Hybrid Power Project. This joint arrangement has been classified as a joint operation. Vast recognises its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. As of April 30, 2022, the partnership with joint operator has expired.

During the year, Vast recognised its 50% share of the total expenses incurred and invoiced reimbursement receivable from joint operator for the excess portion as tabulated below:

	June 30,
Particulars	2023	2022

	(In thousands of US Dollars)
Total expense incurred by both participants	—	902
Company’s share (50%) (a)	—	451
Total expense incurred by Vast (b)	—	711
Net reimbursement to be received from joint operator (b-a)	—	260
Reimbursement received during the year	260	330

The reimbursement of $0.3 million as of June 30, 2022, was included in trade receivables and received in the year ended June 30, 2023.

ii.Joint venture

During the year ended June 30, 2022, VSA a wholly owned subsidiary of the Company, entered into an arrangement to co-develop the Aurora Energy Project commissioned by SiliconAurora. Vast acquired 50% of the shares in SiliconAurora on June 15, 2022 from 14D for consideration of $0.07 million as an initial payment and $1.58 million as deferred consideration. The deferred consideration of $0.62 million was paid in July 2022 from the short term loan obtained from the shareholder and the remainder of $0.96 million is expected to be paid before June 30, 2024, subject to the joint venture receiving a written offer/ notice to connect from the relevant network service provider. The Company intends to undertake fundraising activities. The funds raised from those activities are intended to be used to settle the acquisition of SiliconAurora by paying off the remaining component of deferred consideration and fund Vast’s on-going operational expenditure. Refer to Note 2(b) — Significant accounting policies — Going concern for further information.

SiliconAurora Pty Ltd will be “the legal and beneficial owner” of all the existing assets comprising the project. From a measurement perspective, Vast applies the equity method as outlined in Note 2(q) — Significant accounting policies and account for its share as follows.

(In thousands of US Dollars)
Initial investment in SiliconAurora Pty Ltd	69
Transaction costs	56
Deferred consideration	1,578
Total consideration	1,703
Relating to:
– Call option issued to shareholder	96
– 50% interest in SiliconAurora Pty Ltd	1,607

Vast recognised its 50% share of profit of the joint venture from 15 to June 30, 2022:

Legal and consultancy	(4)
Employee benefit costs	(3)
Interest expense & other fees	(2)
Amortisation & depreciation	(1)
Net loss	(10)
Carrying value of interest in joint venture at June 30, 2022	1,597

Vast recognises its 50% share of profit of the joint venture for the year ended June 30, 2023:

Legal and consultancy	(178)
Interest expense & other fees	(41)
Amortisation & depreciation	(24)
Other expenses	(12)
Net loss	(255)
Fair value adjustments on deferred consideration and loan advances to SiliconAurora Pty Ltd	12
Foreign exchange differences	(54)
Carrying value of interest in joint venture at June 30, 2023	1,300

Further, Vast has recognised an interest-free shareholder loan of $0.23 million for its share of project expenses incurred and on-charged to SiliconAurora. The loan has a three-year term with the entire amount repayable on maturity.

Commitments and contingent liabilities in respect of joint ventures:

	June 30,
	2023	2022

	(In thousands of US Dollars)
Commitment to provide funding for joint venture’s commitments, if called	278	605

As part of the transaction, 14D issued call options to AgCentral, allowing AgCentral to purchase ordinary shares in 14D subject to achieving specific/ general approval obtained in their annual general meeting. Vast has estimated the fair value of the call options to be $0.1 million at the transaction date and has recognised it as part of the acquisition of the investment in SiliconAurora.

The tables below provide summarised financial information for the joint venture that is material to Vast.

Summarised statement of financial position for SiliconAurora Pty Ltd

	June 30, 2023	June 30, 2022
	(In thousands of	(In thousands of
	US Dollars)	US Dollars)
Trade and other receivables	9	—
Property, plant and equipment	34	40
Right-of-use assets	1,360	1,454
Total assets	1,403	1,494
Trade and other payables	153	93
Borrowings	477	87
Lease liabilities	1,398	1,446
Total liabilities	2,028	1,626
Net assets	(625)	(132)
Reconciliation to carrying amounts:
Opening net assets	(132)	(1,021)
Total comprehensive loss	(508)	(751)
Debt to equity swap	—	1,532
Foreign exchange differences	15	108
Closing net assets	(625)	(132)
Vast’s share in %	50%	50%
Vast’s share in $	(317)	(66)
Goodwill	1,617	1,663
Carrying amount	1,300	1,597

Summarised statement of profit or loss and other comprehensive income for SiliconAurora Pty Ltd

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Expenses incurred for the year categorised into administration, professional and employee benefit	(508)	(751)
Total comprehensive loss for the year	(508)	(751)